Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,844,609.31
Total Fee Amount	2,683.48
Total Offset Amount	0.00
Net Fee	$ 2,683.48
Offering Table N/A
Offset Table N/A	N/A